MASTER INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1998
--------------------------------------------------------------------------------

                                 RATINGS
                               MOODY'S/S&P            MATURITY   PRINCIPAL      VALUE
         DESCRIPTION           (UNAUDITED)    RATE      DATE       AMOUNT      (NOTE 2)
         -----------           -----------   ------   --------   ----------   ----------
ASSET BACKED SECURITIES -- 12.2%
 AESOP Funding 1997-1 A1......  Aaa/AAA       6.22%   10/20/01   $2,000,000   $2,012,733
 Citibank Credit Card Master
  Trust I, Series 1997-6
  (ZCB).......................  Aaa/AAA       5.04%*  08/15/06    2,000,000    1,341,832
 Contimortgage Home Equity
  Loan........................  Aaa/AAA       6.60%   10/15/11    2,000,000    2,019,386
 Contimortgage Home Equity
  Loan, Trust 1997-3 A5.......  Aaa/AAA       7.01%   08/15/13    2,000,000    2,032,775
 General Growth Properties....   Aaa/NR       6.60%   11/15/07    1,900,000    1,940,513
 Standard Credit Card Master
  Trust, Series 1995-3, Class
  A...........................  Aaa/AAA       7.85%   02/07/02    2,500,000    2,585,835
 The Money Store Home Equity
  Trust, Series 1996-B........  Aaa/AAA       7.38%   05/15/17    1,000,000    1,020,328
 World Omni Automobile Lease,
  Series 1997-A, Class A4.....  Aaa/AAA       6.90%   06/25/03    2,250,000    2,308,279
                                                                              ----------
 Total Asset Backed Securities
  (Cost $15,142,461)..........                                                15,261,681
                                                                              ----------
CORPORATE BONDS -- 23.5%
 Aetna Services Inc...........    A2,A        6.75%   08/15/01    2,700,000    2,764,125
 AON Corp.....................   A3/AA-       7.40%   10/01/02    1,200,000    1,255,500
 Bear Stearns & Company.......    A2/A        6.13%   02/01/03    1,500,000    1,481,250
 Capital One Bank............. Baa3/BBB-      7.00%   04/30/01    1,250,000    1,267,187
 Enron Corp...................  Baa2/BBB      6.45%   11/15/01    1,400,000    1,412,250
 Federated Department Stores.. Baa2/BBB-      8.13%   10/15/02    1,220,000    1,308,450
 Finova Capital Corp.
  Corporate Note..............  Baa1/A-       6.63%   09/15/01    1,500,000    1,518,750
 Ford Motor Credit Co.........    A1/A        5.75%   01/25/01    2,000,000    1,987,500
 General Motors Acceptance
  Corp........................    A3/A        7.13%   05/01/01    3,950,000    4,058,625
 General Motors Acceptance
  Corp........................    A3/A        6.88%   07/15/01    2,000,000    2,042,500
 Hartford Life Inc............    A2/A        6.90%   06/15/04    3,000,000    3,086,250
 James River Corp............. Baa3/BBB-      8.38%   11/15/01    1,550,000    1,656,562
 Korea Development Bank.......  Ba1/BB+       7.13%   09/17/01    1,875,000    1,741,406
 PSE & G Capital Corp.........  Baa2/BBB      6.74%   10/23/01    1,300,000    1,314,625

---------------
See Notes to Financial Statements.

                                 RATINGS
                               MOODY'S/S&P            MATURITY   PRINCIPAL      VALUE
         DESCRIPTION           (UNAUDITED)    RATE      DATE       AMOUNT      (NOTE 2)
         -----------           -----------   ------   --------   ----------   ----------
CORPORATE BONDS -- (CONTINUED)
 Time Warner, Inc.............  Ba1/BBB-      7.95%   02/01/00   $1,400,000   $1,452,500
 Williams COS, Inc............ Baa2/BBB-      6.13%   02/01/01    1,200,000    1,198,500
                                                                              ----------
 Total Corporate Bonds (Cost
  $29,269,452)................                                                29,545,980
                                                                              ----------
MEDIUM TERM NOTES -- 13.2%
 Associates Corp. of North
  America.....................  Aa3/AA-       6.75%   07/15/01    4,100,000    4,187,125
 Banco Latinoamericano........  Baa2/NR       6.59%   10/16/01    1,500,000    1,492,500
 Ikon Capital, Inc............   A3/A-        6.73%   06/15/01    1,300,000    1,319,500
 Lehman Bros Holdings.........   Baa1/A       6.90%   01/29/01    2,000,000    2,032,500
 Mcdonnell Douglas Financial..   A3/AA        6.83%   05/21/01    4,000,000    4,095,000
 Sears Roebuck Acceptance
  Corp........................   A2/A-        7.00%   06/15/07    2,200,000    2,279,750
 TCI Communications Inc.......  Ba1/BBB-      6.38%   09/15/99    1,200,000    1,201,500
                                                                              ----------
 Total Medium Term Notes (Cost
  $16,312,589)................                                                16,607,875
                                                                              ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.6%
 Federal Home Loan Mortgage
  Corp. Pool #160034..........                8.50%   12/01/07       51,196       54,428
 Federal Home Loan Mortgage
  Corp. Pool #284343..........                8.00%   12/01/16        7,771        8,164
 Federal Home Loan Mortgage
  Corp. Pool #297505..........                8.00%   06/01/17       13,414       14,168
 Federal Home Loan Mortgage
  Corp. Pool #549837..........                8.00%   07/01/10      155,752      164,464
 Federal Home Loan Mortgage
  Corp. CMO Ser #1501G........                6.40%   05/15/18    2,300,000    2,309,278
 Federal National Mortgage
  Association Pool #131579....                6.50%   07/01/04       99,395       98,370
 Federal National Mortgage
  Association Pool #286087....                8.00%   06/01/24      621,522      646,577
 Federal National Mortgage
  Association 30/7 balloon
  Pool #303528................                6.00%   08/01/01    1,778,420    1,770,083
 Government National Mortgage
  Association TBA.............                7.00%   03/01/28   12,600,000   12,741,750
 Government National Mortgage
  Association Pool #136688....               10.00%   09/15/15       11,505       12,630

---------------
See Notes to Financial Statements.

                                 RATINGS
                               MOODY'S/S&P            MATURITY   PRINCIPAL      VALUE
         DESCRIPTION           (UNAUDITED)    RATE      DATE       AMOUNT      (NOTE 2)
         -----------           -----------   ------   --------   ----------   ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
 Government National Mortgage
  Association Pool #166744....               10.00%   07/15/16   $  256,519   $  281,609
 Government National Mortgage
  Association Pool #209480....               10.00%   07/15/17       77,955       85,580
 Government National Mortgage
  Association Pool #227082....               10.00%   08/15/17      110,288      121,075
                                                                              ----------
 Total U.S. Government Agency
  Obligations (Cost
  $18,129,845)................                                                18,308,176
                                                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
 Vendee Mortgage Trust, Series
  1998-1, Class 2, Interest
  Only Obligation (Cost
  $1,491,584).................               0.455%   02/15/28   65,265,322    1,492,814
                                                                              ----------
U.S. TREASURY OBLIGATIONS -- 33.8%
U.S. TREASURY NOTES -- 32.6%
 U.S. Treasury Note...........                6.00%   07/31/02    2,000,000    2,027,980
 U.S. Treasury Note...........                6.00%   08/15/00    3,000,000    3,059,063
 U.S. Treasury Note...........                7.00%   07/15/06    7,650,000    8,283,266
 U.S. Treasury Note...........                7.75%   01/31/00   12,000,000   12,466,638
 U.S. Treasury Note...........                6.25%   10/31/01    3,000,000    3,060,510
 U.S. Treasury Note...........                6.25%   02/15/03    9,300,000    9,548,124
 U.S. Treasury Note...........                6.25%   02/15/07    1,900,000    1,969,863
 U.S. Treasury Note...........                5.88%   09/30/02      500,000      504,540
                                                                              ----------
                                                                              40,919,984
                                                                              ----------
U.S. TREASURY STRIPS -- 1.3%
 US Treasury Principal Only
  Obligation..................                5.93%*  11/15/09    3,100,000    1,569,747
                                                                              ----------
 Total U.S. Treasury
  Obligations (Cost
  $41,949,890)................                                                42,489,731
                                                                              ----------

---------------
See Notes to Financial Statements.

                                                                             VALUE
                                                               SHARES       (NOTE 2)
                                                              ---------   ------------
TEMPORARY INVESTMENTS -- 10.2%
 Temporary Investment Cash Fund.............................  6,416,530   $  6,416,530
 Temporary Investment Fund..................................  6,416,530      6,416,530
                                                                          ------------
 Total Temporary Investments (Cost $12,833,060).............                12,833,060
                                                                          ------------
TOTAL INVESTMENTS -- 108.7% (COST $135,128,881)(a)..........               136,539,317
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.7%).............               (10,972,757)
                                                                          ------------
NET ASSETS -- 100.0%........................................              $125,566,560
                                                                          ============

---------------

Percentages indicated are based on net assets of $125,566,560.
(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...............................  $1,672,536
Unrealized depreciation...............................    (262,100)
                                                        ----------
Net unrealized appreciation...........................  $1,410,436
                                                        ==========

(ZCB) Zero Coupon Bond

* Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
February 28, 1998
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $135,128,881)...  $136,539,317
  Receivable for securities sold............................     8,226,906
  Contribution receivable...................................        30,165
  Interest receivable.......................................     1,299,764
  Deferred organization costs...............................        10,366
  Prepaid expenses..........................................         4,739
                                                              ------------
Total Assets................................................   146,111,257
                                                              ------------
LIABILITIES:
  Withdrawal payable........................................        46,857
  Payable for securities purchased..........................    20,409,214
  Advisory fees payable.....................................        12,286
  Audit fees payable........................................        28,312
  Fund accounting fees payable..............................         7,395
  Legal fees payable........................................         9,234
  Administration fees payable...............................         6,782
  Other accrued expenses....................................        24,617
                                                              ------------
Total Liabilities...........................................    20,544,697
                                                              ------------
NET ASSETS..................................................  $125,566,560
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the Year ended February 28, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest Income...........................................  $ 8,481,415
                                                              -----------
EXPENSES:
  Advisory fees.............................................      466,254
  Administration fees.......................................       69,900
  Fund accounting fees and expenses.........................      106,617
  Amortization of organization costs........................       13,870
  Audit fees................................................       30,586
  Legal fees................................................       13,877
  Directors fees............................................       19,305
  Other operating expenses..................................       20,874
                                                              -----------
    Total Expenses..........................................      741,283
Less: Fee waivers and reimbursements........................     (266,752)
                                                              -----------
Total Net Expenses..........................................      474,531
                                                              -----------
NET INVESTMENT INCOME.......................................    8,006,884
                                                              -----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS FROM MASTER
INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND
  PORTFOLIO:
  Net realized gains on investment transactions.............      128,505
  Net change in unrealized appreciation on investments......    2,039,776
                                                              -----------
  Net realized/unrealized gains on investments..............    2,168,281
                                                              -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $10,175,165
                                                              ===========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED
                                                          ---------------------------
                                                          FEBRUARY 28,   FEBRUARY 28,
                                                              1998           1997
                                                          ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................................  $ 8,006,884    $  5,575,868
  Net realized gain (loss) on investment transactions...      128,505        (535,492)
  Net change in unrealized appreciation/(depreciation)
    on investments......................................    2,039,776        (681,210)
                                                          ------------   ------------
  Change in net assets resulting from operations........   10,175,165       4,359,166
                                                          ------------   ------------
TRUST SHARE TRANSACTIONS:
  Contributions.........................................   46,344,058      94,643,822
  Withdrawals...........................................  (70,109,582)    (26,135,644)
                                                          ------------   ------------
Change in net assets resulting from trust share
  transactions..........................................  (23,765,524)     68,508,178
                                                          ------------   ------------
Change in net assets....................................  (13,590,359)     72,867,344
NET ASSETS
  Beginning of Year.....................................  139,156,919      66,289,575
                                                          ------------   ------------
  End of Year...........................................  $125,566,560   $139,156,919
                                                          ============   ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At February 28, 1998, the Trust consisted of two portfolios. The accompanying financial statements and notes are those of the Investment Grade Bond Portfolio (the "Portfolio") only.

    The investment objective of the Investment Grade Bond Portfolio is to obtain interest income and capital appreciation by investing in investment grade intermediate and longer term bonds, including corporate and governmental fixed income obligations and mortgage-backed securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Portfolio's investment adviser. Effective September 15, 1997, PFPC International, Ltd. ("PFPC"), a wholly owned subsidiary of PNC Bank Corp., serves as administrator for the Trust. The BISYS Group, Inc. through its wholly owned subsidiary, BISYS Fund Services, Limited Partnership ("BISYS") served as the Portfolio's administrator through September 15, 1997.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an indepen-dent pricing service, approved by the Board of Trustees, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on their share of that Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolio has an Investment Advisory Agreement with Bank of America and an Administration Agreement with PFPC. The Portfolio previously had an Administration Agreement with BISYS.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.50% from March 1, 1997 through June 22, 1997, and 0.30% from June 23, 1997 through February 28, 1998 of the average daily net assets of the Portfolio. For the year ended February 28, 1998, Bank of America waived $248,915 in fees as Adviser of the Portfolio.

    As Administrator, PFPC assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, PFPC was entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period September 15, 1997 through February 28, 1998, PFPC waived $1,324 in fees as Administrator of the portfolio. For the period March 1, 1997 through September 15, 1997, BISYS waived $16,513 in fees earned as Administrator of the Portfolio.

    For services provided to each of the portfolios constituting the Trust, each Trustee receives an annual fee of $3,000 and a meeting fee of $500 per meeting.

    For the year ended February 28, 1998, the Investment Grade Bond Portfolio incurred legal expenses of $13,877, which was earned by a law firm, a partner of which serves as Secretary of the Trust.

    Certain officers of the Trust are affiliated with PFPC. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the year ended February 28, 1998, the Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                                                        PURCHASES         SALES
                                                       ------------    ------------
U.S. Government......................................  $ 65,048,060    $102,258,719
Other................................................   104,552,325      78,783,439
                                                       ------------    ------------
Total................................................  $169,600,385    $181,042,158
                                                       ============    ============

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Investment Grade Bond Portfolio had the following concentrations by industry sector at February 28, 1998 (as a percentage of total investments):

Asset-Backed Securities.....................................   11.1
Corporate Bonds.............................................   21.7
Medium Term Notes...........................................   12.2
Temporary Investments.......................................    9.4
Collateralized Mortgage Obligations.........................    1.1
U.S. Government Agency Obligations..........................   13.4
U.S. Treasury Obligations...................................   31.1
                                                              -----
                                                              100.0%
                                                              =====

MASTER INVESTMENT TRUST SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                                  FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                    1998           1997           1996           1995          1994*
                                ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average
 net assets...................      0.35%          0.35%          0.18%          0.25%          0.41%**
Ratio of net investment income
 to average net assets........      5.99%          5.86%          6.47%          6.22%          4.93%**
Ratio of expenses to average
 net assets(a)................      0.55%          0.65%          0.68%          0.75%          0.91%**
Ratio of net investment income
 to average net assets(a).....      5.79%          5.56%          5.97%          5.72%          4.43%**
Portfolio Turnover............       127%            83%           172%           240%            32%

---------------

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
* For the period December 6, 1993 (commencement of operations) through February 28, 1994.
**  Annualized.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
Master Investment Trust, Series I

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Master Investment Trust, Series
I -- Investment Grade Bond Portfolio (the "Portfolio") at February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse, LLP

1177 Avenue of the Americas
New York, New York
April 21, 1998

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ......................................................................
First Name                                  Last Name

 ......................................................................
Street Address

 ......................................................................
City                             State                   Zip Code

 ......................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ......................................................................
 Name of Broker

 ......................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

 Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund      [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
       [ ] Capital Income Fund            [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund          [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                               Money Market Funds
       [ ] Prime Fund                     [ ] Treasury Only Fund
       [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
       [ ] Government Fund                [ ] California Tax-Exempt Money
                                              Market Fund

Additional Comments:

 ......................................................................
 ......................................................................
 ......................................................................
 ......................................................................
 ......................................................................
 ......................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
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                    Provident Distributor, Inc., Distributor
TFI-0011 4/98

MASTER INVESTMENT TRUST, SERIES 1 --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1998
--------------------------------------------------------------------------------

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- 98.1%
AEROSPACE -- 2.0%
 Goodrich (B.F.) Co.....................................      46,800    $  2,319,525
 General Dynamics Corp..................................      36,800       3,192,400
 United Technologies Corp...............................     100,800       9,002,700
                                                                        ------------
                                                                          14,514,625
                                                                        ------------
AIRLINES -- 0.7%
 AMR Corp.**............................................      42,000       5,315,625
                                                                        ------------
AUTOMOTIVE -- 2.4%
 Dana Corp..............................................      58,700       3,202,819
 Ford Motor Co..........................................     179,900      10,175,594
 General Motors Corp....................................      59,500       4,101,781
                                                                        ------------
                                                                          17,480,194
                                                                        ------------
BEVERAGES -- 2.9%
 Anheuser-Busch Cos., Inc...............................      56,100       2,629,687
 Coca-Cola Co...........................................     168,900      11,601,319
 PepsiCo, Inc...........................................     169,100       6,182,719
                                                                        ------------
                                                                          20,413,725
                                                                        ------------
BUILDING MATERIALS -- 0.5%
 Centex Corp............................................      48,500       3,543,531
                                                                        ------------
CHEMICALS -- 2.5%
 Dow Chemical Co........................................      63,600       5,819,400
 Dupont, (E.I.) de Nemours & Co.........................     143,900       8,822,869
 P.P.G. Industries, Inc.................................      45,100       2,923,044
                                                                        ------------
                                                                          17,565,313
                                                                        ------------
COMPUTERS -- 5.2%
 Compaq Computer Corp...................................     345,300      11,071,181
 Dell Computer Corp.**..................................     119,600      16,729,050
 EMC Corp.**............................................     130,700       4,999,275
 Sun Microsystems, Inc.**...............................      95,900       4,567,238
                                                                        ------------
                                                                          37,366,744
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
COMPUTER SERVICES & SOFTWARE -- 4.2%
 HBO & Co...............................................     126,300    $  6,835,988
 Microsoft Corp.**......................................     278,200      23,577,450
                                                                        ------------
                                                                          30,413,438
                                                                        ------------
COSMETICS & TOILETRIES -- 3.8%
 Avon Products, Inc.....................................      59,000       4,155,812
 Clorox Co..............................................      58,400       5,124,600
 Kimberly-Clark Corp....................................     157,000       8,742,938
 Procter & Gamble Co....................................     111,700       9,487,519
                                                                        ------------
                                                                          27,510,869
                                                                        ------------
ELECTRICAL EQUIPMENT -- 2.8%
 General Electric Co....................................     258,400      20,090,600
                                                                        ------------
ENTERTAINMENT & LEISURE -- 2.6%
 Brunswick Corp.........................................      77,000       2,444,750
 King World Productions, Inc............................      56,700       1,513,181
 Time Warner, Inc.......................................      35,800       2,416,500
 Walt Disney Co.........................................     108,378      12,131,562
                                                                        ------------
                                                                          18,505,993
                                                                        ------------
FINANCIAL -- BANK & TRUST -- 9.7%
 BankBoston Corp........................................      51,200       5,104,000
 Bankers Trust New York Corp............................      61,400       7,260,550
 Chase Manhattan Corp...................................      36,000       4,466,250
 Citicorp...............................................      47,600       6,307,000
 Comerica, Inc..........................................      51,500       5,191,844
 First Union Corp.......................................      81,400       4,288,762
 Fleet Financial Group, Inc.............................     135,000      10,639,687
 Mellon Bank Corp.......................................     141,200       8,798,525
 National City Corp.....................................      32,600       2,127,150
 NationsBank Corp.......................................     134,306       9,199,961
 State Street Corp......................................     106,300       6,570,669
                                                                        ------------
                                                                          69,954,398
                                                                        ------------
FINANCIAL SERVICES -- 3.0%
 Morgan Stanley Dean Witter Discover & Co...............     176,500      12,299,844
 Travelers Group, Inc...................................     171,000       9,533,250
                                                                        ------------
                                                                          21,833,094
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
FOOD -- 2.4%
 Campbell Soup Co.......................................     112,200    $  6,514,613
 Quaker Oats Co.........................................      92,900       5,004,987
 Pioneer Hi-Bred International, Inc.....................      27,800       2,884,250
 Sysco Corp.............................................      60,900       2,866,106
                                                                        ------------
                                                                          17,269,956
                                                                        ------------
HOSPITAL MANAGEMENT -- 1.2%
 Tenet Healthcare Corp..................................     221,900       8,279,644
                                                                        ------------
HOTELS & MOTELS -- 0.6%
 Marriott International, Inc............................      56,000       4,242,000
                                                                        ------------
INSURANCE -- 3.7%
 Allstate Corp..........................................      97,397       9,082,270
 American General Corp..................................      96,800       5,626,500
 Conseco, Inc...........................................     166,200       7,801,013
 SunAmerica, Inc........................................      96,900       4,390,781
                                                                        ------------
                                                                          26,900,564
                                                                        ------------
MACHINERY & EQUIPMENT -- 1.2%
 Case Corp..............................................      31,600       2,055,975
 Ingersoll Rand Co......................................      73,300       3,490,912
 Parker Hannifin Corp...................................      58,500       2,727,563
                                                                        ------------
                                                                           8,274,450
                                                                        ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.9%
 Abbott Laboratories....................................      78,100       5,842,856
 Biomet, Inc............................................     129,100       3,848,794
 Guidant Corp...........................................      49,500       3,610,406
 Johnson & Johnson Co...................................      97,600       7,368,800
                                                                        ------------
                                                                          20,670,856
                                                                        ------------
METALS & MINING -- 1.2%
 Aluminum Company of America............................      41,200       3,023,050
 Owens-Illinois, Inc.**.................................      65,000       2,494,375
 USX-U.S. Steel Group, Inc..............................      95,400       3,350,925
                                                                        ------------
                                                                           8,868,350
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
MULTI-INDUSTRY -- 2.4%
 Dover Corp.............................................     129,000    $  4,982,625
 Rockwell International Corp............................      77,800       4,706,900
 Tyco International Ltd.................................     148,200       7,521,150
                                                                        ------------
                                                                          17,210,675
                                                                        ------------
OIL (DOMESTIC) -- 1.6%
 Pennzoil Co............................................      40,600       2,717,662
 Phillips Petroleum Co..................................      83,200       4,076,800
 USX  --  Marathon Group................................     135,200       4,672,850
                                                                        ------------
                                                                          11,467,312
                                                                        ------------
OIL (INTERNATIONAL) -- 5.0%
 Chevron Corp...........................................     111,500       9,045,437
 Exxon Corp.............................................     269,500      17,214,313
 Mobil Corp.............................................     134,300       9,728,356
                                                                        ------------
                                                                          35,988,106
                                                                        ------------
PAPER & FOREST PRODUCTS -- 0.7%
 Fort James Corp........................................     113,100       5,131,912
                                                                        ------------
PHARMACEUTICALS -- 7.8%
 Bristol-Meyers Squibb Co...............................     115,700      11,591,694
 Lilly, (Eli) & Co......................................      55,600       3,659,175
 Merck & Co., Inc.......................................     116,800      14,899,300
 Pfizer, Inc............................................     134,200      11,876,700
 Schering-Plough Corp...................................     182,600      13,889,012
                                                                        ------------
                                                                          55,915,881
                                                                        ------------
PRINTING & PUBLISHING -- 1.0%
 McGraw-Hill Cos., Inc..................................      44,200       3,342,625
 New York Times Co......................................      53,700       3,513,994
                                                                        ------------
                                                                           6,856,619
                                                                        ------------
RETAIL (FOOD & DRUG) -- 0.7%
 Kroger Co.**...........................................     117,500       4,964,375
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
RETAIL & MERCHANDISING -- 5.6%
 Albertson's, Inc.......................................      40,500    $  1,895,906
 Cendant Corp.**........................................     150,100       5,628,750
 Dayton Hudson Corp.....................................      84,300       6,517,444
 Home Depot, Inc........................................     212,600      13,566,538
 TJX Companies, Inc.....................................     237,000       9,154,125
 VF Corp................................................      69,800       3,328,588
                                                                        ------------
                                                                          40,091,351
                                                                        ------------
SEMI-CONDUCTORS/INSTRUMENTATION -- 2.3%
 Harris Corp............................................     100,500       5,094,094
 Intel Corp.............................................      65,800       5,901,437
 Thomas & Betts Corp....................................      96,400       5,464,675
                                                                        ------------
                                                                          16,460,206
                                                                        ------------
TRANSPORTATION -- 0.4%
 Burlington Northern Santa Fe...........................      28,600       2,849,275
                                                                        ------------
TOBACCO -- 1.5%
 Philip Morris Cos., Inc................................     246,000      10,685,625
                                                                        ------------
TELECOMMUNICATIONS -- 3.0%
 Cisco Systems, Inc.**..................................     135,150       8,903,006
 Lucent Technologies, Inc...............................      67,100       7,271,963
 Tellabs, Inc.**........................................      87,700       5,294,888
                                                                        ------------
                                                                          21,469,857
                                                                        ------------
UTILITIES -- ELECTRIC -- 2.4%
 FPL Group, Inc.........................................     150,700       8,750,019
 GPU, Inc...............................................     204,400       8,214,325
                                                                        ------------
                                                                          16,964,344
                                                                        ------------
UTILITIES -- GAS -- 1.6%
 Coastal Corp...........................................      66,500       4,231,063
 Schlumberger, Ltd......................................      98,100       7,394,287
                                                                        ------------
                                                                          11,625,350
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
UTILITIES -- TELEPHONE -- 6.6%
 Ameritech Corp.........................................     171,600    $  7,153,575
 AT&T Corp..............................................     210,000      12,783,750
 Bell Atlantic Corp.....................................      80,321       7,208,810
 BellSouth Corp.........................................     142,400       8,686,400
 U.S. WEST Communications Group.........................     107,800       5,612,337
 WorldCom, Inc.**.......................................     148,300       5,663,206
                                                                        ------------
                                                                          47,108,078
                                                                        ------------
TOTAL COMMON STOCKS (Cost $520,347,273).................                 703,802,935
                                                                        ------------

SHORT-TERM INVESTMENTS -- 1.9%
 Temporary Investment Fund (Cost $13,659,984)...........  13,659,984      13,659,984
                                                                        ------------

                                                 MATURITY   PRINCIPAL
                                         RATE      DATE       AMOUNT
                                         -----   --------   ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%
 U.S. Treasury Bill* (Cost $981,710)...  5.065%  07/09/98   $1,000,000        981,725
                                                                         ------------
TOTAL INVESTMENTS -- 100.1%
  (COST $534,988,967) (a)..............                                   718,444,644
LIABILITIES IN EXCESS OF ASSETS -- (0.1%)                                     208,955
                                                                         ------------
NET ASSETS -- 100.0%...................                                  $718,653,599
                                                                         ============

---------------

Percentages indicated are based on net assets of $718,653,599.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation................................  $184,302,444
Unrealized depreciation................................      (846,767)
                                                         ------------
Net unrealized appreciation............................  $183,455,677
                                                         ============

 * Effective Yield
** Non-income producing security

SCHEDULE OF OPEN FINANCIAL FUTURES CONTRACTS PURCHASED

                                                               NET
                                                            UNREALIZED
             NUMBER                                        DEPRECIATION
EXPIRATION     OF                              CONTRACT         OF
   DATE     CONTRACTS        CONTRACTS          VALUE       CONTRACTS
----------  ---------        ---------         --------    ------------
                          S&P 500 -- March
 3/20/98       22               1998          $5,777,750     $ (8,800)

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
February 28, 1998
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value (cost $534,988,967)....  $718,444,644
  Dividend Receivable.......................................     1,112,451
  Interest Receivable.......................................        49,102
  Receivable for investment securities sold.................       590,540
  Contribution receivable...................................     1,351,365
  Deferred organization costs...............................        10,435
  Prepaid expenses..........................................        19,203
                                                              ------------
Total Assets................................................   721,577,741
                                                              ------------
LIABILITIES
  Payable for investment securities purchased...............     1,357,368
  Withdrawal payable........................................     1,129,421
  Variation margin payable on futures contract..............         8,800
  Advisory fees payable.....................................       266,512
  Administration fees payable...............................        26,877
  Audit fees payable........................................        23,384
  Fund accounting fees and expense payable..................        15,620
  Custodian fees payable....................................         7,672
  Legal fees payable........................................        15,683
  Other accrued expenses....................................        72,805
                                                              ------------
Total Liabilities...........................................     2,924,142
                                                              ------------
NET ASSETS, FEBRUARY 28, 1998...............................  $718,653,599
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the year ended February 28, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income...........................................  $  9,601,047
  Interest income...........................................       843,207
                                                              ------------
    Total income............................................    10,444,254
                                                              ------------
Expenses
  Advisory fees.............................................     3,362,041
  Administration fees.......................................       296,792
  Fund accounting fees and expenses.........................       251,346
  Audit fees................................................        19,948
  Custodian fees and expenses...............................        84,065
  Legal fees................................................        45,756
  Trustees' fees............................................        48,198
  Amortization of organization costs........................        13,870
  Other expenses............................................        22,035
                                                              ------------
    Total Expenses..........................................     4,144,051
Less: Fee waivers and expense reimbursements................      (279,641)
                                                              ------------
Total Net Expenses..........................................     3,864,410
                                                              ------------
NET INVESTMENT INCOME.......................................     6,579,844
                                                              ------------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions and future
    contracts...............................................    60,514,587
  Net change in unrealized appreciation on investments and
    futures.................................................   111,253,126
                                                              ------------
Net realized/unrealized gains on investments and futures....   171,767,713
                                                              ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $178,347,557
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        YEAR ENDED      YEAR ENDED
                                                       FEBRUARY 28,    FEBRUARY 28,
                                                           1998            1997
                                                       ------------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............................  $  6,579,844    $  5,845,867
  Net realized gains on investment transactions and
    future contracts.................................    60,514,587      62,491,398
  Net change in unrealized appreciation on
    investments and futures..........................   111,253,126      26,358,970
                                                       ------------    ------------
Change in net assets resulting from operations.......   178,347,557      94,696,235
                                                       ------------    ------------
TRUST SHARE TRANSACTIONS:
  Contributions......................................   188,684,069     176,422,520
  Withdrawals........................................  (124,944,597)    (70,074,459)
                                                       ------------    ------------
Change in net assets from trust share transactions...    63,739,472     106,348,061
                                                       ------------    ------------
Change in net assets.................................   242,087,029     201,044,296
NET ASSETS
  Beginning of year..................................   476,566,570     275,522,274
                                                       ------------    ------------
  End of year........................................  $718,653,599    $476,566,570
                                                       ============    ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At February 28, 1998, the Trust consisted of two portfolios. The accompanying financial statements and notes are those of the Blue Chip Portfolio (the "Portfolio") only.

    The investment objective of the Portfolio is long term capital appreciation through investments in blue chip stocks.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, served as the Portfolio's investment adviser. Effective September 15, 1997, PFPC International, Ltd. ("PFPC"), a wholly owned subsidiary of PNC Bank Corp., serves as administrator for the Trust. The BISYS Group, Inc. ("BISYS"), through its wholly owned subsidiary, BISYS Fund Services, Limited Partnership served as the Portfolio's administrator through September 15, 1997.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FUTURES:

    A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date or to make or receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. The summary of open financial futures contracts at February 28, 1998 is included in the Portfolio's Schedule of Investments which is included elsewhere in this report.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolio has an Investment Advisory Agreement with Bank of America and an Administration Agreement with PFPC.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.75% from March 1, 1997 through June 22, 1997, and 0.50% from June 23, 1997 through February 28, 1998 of the average daily net assets of the Portfolio. For the year ended February 28, 1998, Bank of America waived $262,519 in fees as Adviser of the Portfolio.

    As Administrator, PFPC assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, PFPC is entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period March 1, 1997 through September 15, 1997 BISYS waived $17,122 in fees earned as Administrator of the Portfolio.

    For services provided to each of the portfolios constituting the Trust, each Trustee receives an annual fee of $3,000 and a meeting fee of $500.

    For the year ended February 28, 1998, the Portfolio incurred legal expenses of $45,756, which were earned by a law firm, a partner of which serves as Secretary of the Trust.

    Certain officers of the Trust are affiliated with PFPC. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the year ended February 28, 1998, the Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                                                        PURCHASES         SALES
                                                       ------------    ------------
Total Common Stocks..................................  $482,735,581    $401,896,003

MASTER INVESTMENT TRUST SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                                                            YEAR ENDED
                             ------------------------------------------------------------------------
                             FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                 1998           1997           1996           1995          1994*
                             ------------   ------------   ------------   ------------   ------------
Ratio of expenses to
 average net assets........       0.65%          0.62%         0.31%          0.17%          0.27%**
Ratio of net investment
 income to average net
 assets....................       1.11%          1.62%         2.16%          2.30%          1.97%**
Ratio of expenses to
 average net assets(a).....       0.70%          0.90%         0.90%          0.97%          1.07%**
Ratio of net investment
 income to average net
 assets(a).................       1.06%          1.34%         1.57%          1.50%          1.17%**
Portfolio Turnover.........         67%            91%          108%            44%            86%
Average Commission rate
 paid(b)...................    $0.0530        $0.0530            --             --             --

---------------

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.
 * For the period December 6, 1993 (commencement of operations) through February 28, 1994.
**  Annualized.

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees
and Investors of
Master Investment Trust, Series I

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Master Investment Trust, Series I -- Blue Chip Portfolio (the "Portfolio") at February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

1177 Avenue of the Americas
New York, New York
April 21, 1998

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund      [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund         [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                 [ ] Short-Term Government Fund
       [ ] Capital Income Fund            [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund          [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                               Money Market Funds
       [ ] Prime Fund                     [ ] Treasury Only Fund
       [ ] Treasury Fund                  [ ] Tax-Exempt Money Fund
       [ ] Government Fund                [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                  New York, NY
                                Permit No. 8048

                                      LOGO

                    Provident Distributor, Inc., Distributor
GRW-0069 10/98

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1998
--------------------------------------------------------------------------------

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- 98.1%
AEROSPACE -- 2.0%
 Goodrich (B.F.) Co.....................................      46,800    $  2,319,525
 General Dynamics Corp..................................      36,800       3,192,400
 United Technologies Corp...............................     100,800       9,002,700
                                                                        ------------
                                                                          14,514,625
                                                                        ------------
AIRLINES -- 0.7%
 AMR Corp.**............................................      42,000       5,315,625
                                                                        ------------
AUTOMOTIVE -- 2.4%
 Dana Corp..............................................      58,700       3,202,819
 Ford Motor Co..........................................     179,900      10,175,594
 General Motors Corp....................................      59,500       4,101,781
                                                                        ------------
                                                                          17,480,194
                                                                        ------------
BEVERAGES -- 2.9%
 Anheuser-Busch Cos., Inc...............................      56,100       2,629,687
 Coca-Cola Co...........................................     168,900      11,601,319
 PepsiCo, Inc...........................................     169,100       6,182,719
                                                                        ------------
                                                                          20,413,725
                                                                        ------------
BUILDING MATERIALS -- 0.5%
 Centex Corp............................................      48,500       3,543,531
                                                                        ------------
CHEMICALS -- 2.5%
 Dow Chemical Co........................................      63,600       5,819,400
 Dupont, (E.I.) de Nemours & Co.........................     143,900       8,822,869
 P.P.G. Industries, Inc.................................      45,100       2,923,044
                                                                        ------------
                                                                          17,565,313
                                                                        ------------
COMPUTERS -- 5.2%
 Compaq Computer Corp...................................     345,300      11,071,181
 Dell Computer Corp.**..................................     119,600      16,729,050
 EMC Corp.**............................................     130,700       4,999,275
 Sun Microsystems, Inc.**...............................      95,900       4,567,238
                                                                        ------------
                                                                          37,366,744
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
COMPUTER SERVICES & SOFTWARE -- 4.2%
 HBO & Co...............................................     126,300    $  6,835,988
 Microsoft Corp.**......................................     278,200      23,577,450
                                                                        ------------
                                                                          30,413,438
                                                                        ------------
COSMETICS & TOILETRIES -- 3.8%
 Avon Products, Inc.....................................      59,000       4,155,812
 Clorox Co..............................................      58,400       5,124,600
 Kimberly-Clark Corp....................................     157,000       8,742,938
 Procter & Gamble Co....................................     111,700       9,487,519
                                                                        ------------
                                                                          27,510,869
                                                                        ------------
ELECTRICAL EQUIPMENT -- 2.8%
 General Electric Co....................................     258,400      20,090,600
                                                                        ------------
ENTERTAINMENT & LEISURE -- 2.6%
 Brunswick Corp.........................................      77,000       2,444,750
 King World Productions, Inc............................      56,700       1,513,181
 Time Warner, Inc.......................................      35,800       2,416,500
 Walt Disney Co.........................................     108,378      12,131,562
                                                                        ------------
                                                                          18,505,993
                                                                        ------------
FINANCIAL -- BANK & TRUST -- 9.7%
 BankBoston Corp........................................      51,200       5,104,000
 Bankers Trust New York Corp............................      61,400       7,260,550
 Chase Manhattan Corp...................................      36,000       4,466,250
 Citicorp...............................................      47,600       6,307,000
 Comerica, Inc..........................................      51,500       5,191,844
 First Union Corp.......................................      81,400       4,288,762
 Fleet Financial Group, Inc.............................     135,000      10,639,687
 Mellon Bank Corp.......................................     141,200       8,798,525
 National City Corp.....................................      32,600       2,127,150
 NationsBank Corp.......................................     134,306       9,199,961
 State Street Corp......................................     106,300       6,570,669
                                                                        ------------
                                                                          69,954,398
                                                                        ------------
FINANCIAL SERVICES -- 3.0%
 Morgan Stanley Dean Witter Discover & Co...............     176,500      12,299,844
 Travelers Group, Inc...................................     171,000       9,533,250
                                                                        ------------
                                                                          21,833,094
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
FOOD -- 2.4%
 Campbell Soup Co.......................................     112,200    $  6,514,613
 Quaker Oats Co.........................................      92,900       5,004,987
 Pioneer Hi-Bred International, Inc.....................      27,800       2,884,250
 Sysco Corp.............................................      60,900       2,866,106
                                                                        ------------
                                                                          17,269,956
                                                                        ------------
HOSPITAL MANAGEMENT -- 1.2%
 Tenet Healthcare Corp..................................     221,900       8,279,644
                                                                        ------------
HOTELS & MOTELS -- 0.6%
 Marriott International, Inc............................      56,000       4,242,000
                                                                        ------------
INSURANCE -- 3.7%
 Allstate Corp..........................................      97,397       9,082,270
 American General Corp..................................      96,800       5,626,500
 Conseco, Inc...........................................     166,200       7,801,013
 SunAmerica, Inc........................................      96,900       4,390,781
                                                                        ------------
                                                                          26,900,564
                                                                        ------------
MACHINERY & EQUIPMENT -- 1.2%
 Case Corp..............................................      31,600       2,055,975
 Ingersoll Rand Co......................................      73,300       3,490,912
 Parker Hannifin Corp...................................      58,500       2,727,563
                                                                        ------------
                                                                           8,274,450
                                                                        ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.9%
 Abbott Laboratories....................................      78,100       5,842,856
 Biomet, Inc............................................     129,100       3,848,794
 Guidant Corp...........................................      49,500       3,610,406
 Johnson & Johnson Co...................................      97,600       7,368,800
                                                                        ------------
                                                                          20,670,856
                                                                        ------------
METALS & MINING -- 1.2%
 Aluminum Company of America............................      41,200       3,023,050
 Owens-Illinois, Inc.**.................................      65,000       2,494,375
 USX-U.S. Steel Group, Inc..............................      95,400       3,350,925
                                                                        ------------
                                                                           8,868,350
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
MULTI-INDUSTRY -- 2.4%
 Dover Corp.............................................     129,000    $  4,982,625
 Rockwell International Corp............................      77,800       4,706,900
 Tyco International Ltd.................................     148,200       7,521,150
                                                                        ------------
                                                                          17,210,675
                                                                        ------------
OIL (DOMESTIC) -- 1.6%
 Pennzoil Co............................................      40,600       2,717,662
 Phillips Petroleum Co..................................      83,200       4,076,800
 USX -- Marathon Group..................................     135,200       4,672,850
                                                                        ------------
                                                                          11,467,312
                                                                        ------------
OIL (INTERNATIONAL) -- 5.0%
 Chevron Corp...........................................     111,500       9,045,437
 Exxon Corp.............................................     269,500      17,214,313
 Mobil Corp.............................................     134,300       9,728,356
                                                                        ------------
                                                                          35,988,106
                                                                        ------------
PAPER & FOREST PRODUCTS -- 0.7%
 Fort James Corp........................................     113,100       5,131,912
                                                                        ------------
PHARMACEUTICALS -- 7.8%
 Bristol-Meyers Squibb Co...............................     115,700      11,591,694
 Lilly, (Eli) & Co......................................      55,600       3,659,175
 Merck & Co., Inc.......................................     116,800      14,899,300
 Pfizer, Inc............................................     134,200      11,876,700
 Schering-Plough Corp...................................     182,600      13,889,012
                                                                        ------------
                                                                          55,915,881
                                                                        ------------
PRINTING & PUBLISHING -- 1.0%
 McGraw-Hill Cos., Inc..................................      44,200       3,342,625
 New York Times Co......................................      53,700       3,513,994
                                                                        ------------
                                                                           6,856,619
                                                                        ------------
RETAIL (FOOD & DRUG) -- 0.7%
 Kroger Co.**...........................................     117,500       4,964,375
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
RETAIL & MERCHANDISING -- 5.6%
 Albertson's, Inc.......................................      40,500    $  1,895,906
 Cendant Corp.**........................................     150,100       5,628,750
 Dayton Hudson Corp.....................................      84,300       6,517,444
 Home Depot, Inc........................................     212,600      13,566,538
 TJX Companies, Inc.....................................     237,000       9,154,125
 VF Corp................................................      69,800       3,328,588
                                                                        ------------
                                                                          40,091,351
                                                                        ------------
SEMI-CONDUCTORS/INSTRUMENTATION -- 2.3%
 Harris Corp............................................     100,500       5,094,094
 Intel Corp.............................................      65,800       5,901,437
 Thomas & Betts Corp....................................      96,400       5,464,675
                                                                        ------------
                                                                          16,460,206
                                                                        ------------
TRANSPORTATION -- 0.4%
 Burlington Northern Santa Fe...........................      28,600       2,849,275
                                                                        ------------
TOBACCO -- 1.5%
 Philip Morris Cos., Inc................................     246,000      10,685,625
                                                                        ------------
TELECOMMUNICATIONS -- 3.0%
 Cisco Systems, Inc.**..................................     135,150       8,903,006
 Lucent Technologies, Inc...............................      67,100       7,271,963
 Tellabs, Inc.**........................................      87,700       5,294,888
                                                                        ------------
                                                                          21,469,857
                                                                        ------------
UTILITIES -- ELECTRIC -- 2.4%
 FPL Group, Inc.........................................     150,700       8,750,019
 GPU, Inc...............................................     204,400       8,214,325
                                                                        ------------
                                                                          16,964,344
                                                                        ------------
UTILITIES -- GAS -- 1.6%
 Coastal Corp...........................................      66,500       4,231,063
 Schlumberger, Ltd......................................      98,100       7,394,287
                                                                        ------------
                                                                          11,625,350
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
UTILITIES -- TELEPHONE -- 6.6%
 Ameritech Corp.........................................     171,600    $  7,153,575
 AT&T Corp..............................................     210,000      12,783,750
 Bell Atlantic Corp.....................................      80,321       7,208,810
 BellSouth Corp.........................................     142,400       8,686,400
 U.S. WEST Communications Group.........................     107,800       5,612,337
 WorldCom, Inc.**.......................................     148,300       5,663,206
                                                                        ------------
                                                                          47,108,078
                                                                        ------------
TOTAL COMMON STOCKS (Cost $520,347,273).................                 703,802,935
                                                                        ------------

SHORT-TERM INVESTMENTS -- 1.9%
 Temporary Investment Fund (Cost $13,659,984)...........  13,659,984      13,659,984
                                                                        ------------

                                                 MATURITY   PRINCIPAL
                                         RATE      DATE       AMOUNT
                                         -----   --------   ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%
 U.S. Treasury Bill* (Cost $981,710)...  5.065%  07/09/98   $1,000,000        981,725
                                                                         ------------
TOTAL INVESTMENTS -- 100.1%
  (COST $534,988,967) (a)..............                                   718,444,644
LIABILITIES IN EXCESS OF ASSETS -- (0.1%)                                     208,955
                                                                         ------------
NET ASSETS -- 100.0%...................                                  $718,653,599
                                                                         ============

---------------

Percentages indicated are based on net assets of $718,653,599.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation................................  $184,302,444
Unrealized depreciation................................      (846,767)
                                                         ------------
Net unrealized appreciation............................  $183,455,677
                                                         ============

 * Effective Yield
** Non-income producing security

SCHEDULE OF OPEN FINANCIAL FUTURES CONTRACTS PURCHASED

                                                               NET
                                                            UNREALIZED
             NUMBER                                        DEPRECIATION
EXPIRATION     OF                              CONTRACT         OF
   DATE     CONTRACTS        CONTRACTS          VALUE       CONTRACTS
----------  ---------        ---------         --------    ------------
                          S&P 500 -- March
 3/20/98       22               1998          $5,777,750     $ (8,800)

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1998
--------------------------------------------------------------------------------

                                 RATINGS
                               MOODY'S/S&P            MATURITY   PRINCIPAL      VALUE
         DESCRIPTION           (UNAUDITED)    RATE      DATE       AMOUNT      (NOTE 2)
         -----------           -----------   ------   --------   ----------   ----------
ASSET BACKED SECURITIES -- 12.2%
 AESOP Funding 1997-1 A1......  Aaa/AAA       6.22%   10/20/01   $2,000,000   $2,012,733
 Citibank Credit Card Master
  Trust I, Series 1997-6
  (ZCB).......................  Aaa/AAA       5.04%*  08/15/06    2,000,000    1,341,832
 Contimortgage Home Equity
  Loan........................  Aaa/AAA       6.60%   10/15/11    2,000,000    2,019,386
 Contimortgage Home Equity
  Loan, Trust 1997-3 A5.......  Aaa/AAA       7.01%   08/15/13    2,000,000    2,032,775
 General Growth Properties....   Aaa/NR       6.60%   11/15/07    1,900,000    1,940,513
 Standard Credit Card Master
  Trust, Series 1995-3, Class
  A...........................  Aaa/AAA       7.85%   02/07/02    2,500,000    2,585,835
 The Money Store Home Equity
  Trust, Series 1996-B........  Aaa/AAA       7.38%   05/15/17    1,000,000    1,020,328
 World Omni Automobile Lease,
  Series 1997-A, Class A4.....  Aaa/AAA       6.90%   06/25/03    2,250,000    2,308,279
                                                                              ----------
 Total Asset Backed Securities
  (Cost $15,142,461)..........                                                15,261,681
                                                                              ----------
CORPORATE BONDS -- 23.5%
 Aetna Services Inc...........    A2,A        6.75%   08/15/01    2,700,000    2,764,125
 AON Corp.....................   A3/AA-       7.40%   10/01/02    1,200,000    1,255,500
 Bear Stearns & Company.......    A2/A        6.13%   02/01/03    1,500,000    1,481,250
 Capital One Bank............. Baa3/BBB-      7.00%   04/30/01    1,250,000    1,267,187
 Enron Corp...................  Baa2/BBB      6.45%   11/15/01    1,400,000    1,412,250
 Federated Department Stores.. Baa2/BBB-      8.13%   10/15/02    1,220,000    1,308,450
 Finova Capital Corp.
  Corporate Note..............  Baa1/A-       6.63%   09/15/01    1,500,000    1,518,750
 Ford Motor Credit Co.........    A1/A        5.75%   01/25/01    2,000,000    1,987,500
 General Motors Acceptance
  Corp........................    A3/A        7.13%   05/01/01    3,950,000    4,058,625
 General Motors Acceptance
  Corp........................    A3/A        6.88%   07/15/01    2,000,000    2,042,500
 Hartford Life Inc............    A2/A        6.90%   06/15/04    3,000,000    3,086,250
 James River Corp............. Baa3/BBB-      8.38%   11/15/01    1,550,000    1,656,562
 Korea Development Bank.......  Ba1/BB+       7.13%   09/17/01    1,875,000    1,741,406
 PSE & G Capital Corp.........  Baa2/BBB      6.74%   10/23/01    1,300,000    1,314,625

---------------
See Notes to Financial Statements.

                                 RATINGS
                               MOODY'S/S&P            MATURITY   PRINCIPAL      VALUE
         DESCRIPTION           (UNAUDITED)    RATE      DATE       AMOUNT      (NOTE 2)
         -----------           -----------   ------   --------   ----------   ----------
CORPORATE BONDS -- (CONTINUED)
 Time Warner, Inc.............  Ba1/BBB-      7.95%   02/01/00   $1,400,000   $1,452,500
 Williams COS, Inc............ Baa2/BBB-      6.13%   02/01/01    1,200,000    1,198,500
                                                                              ----------
 Total Corporate Bonds (Cost
  $29,269,452)................                                                29,545,980
                                                                              ----------
MEDIUM TERM NOTES -- 13.2%
 Associates Corp. of North
  America.....................  Aa3/AA-       6.75%   07/15/01    4,100,000    4,187,125
 Banco Latinoamericano........  Baa2/NR       6.59%   10/16/01    1,500,000    1,492,500
 Ikon Capital, Inc............   A3/A-        6.73%   06/15/01    1,300,000    1,319,500
 Lehman Bros Holdings.........   Baa1/A       6.90%   01/29/01    2,000,000    2,032,500
 Mcdonnell Douglas Financial..   A3/AA        6.83%   05/21/01    4,000,000    4,095,000
 Sears Roebuck Acceptance
  Corp........................   A2/A-        7.00%   06/15/07    2,200,000    2,279,750
 TCI Communications Inc.......  Ba1/BBB-      6.38%   09/15/99    1,200,000    1,201,500
                                                                              ----------
 Total Medium Term Notes (Cost
  $16,312,589)................                                                16,607,875
                                                                              ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.6%
 Federal Home Loan Mortgage
  Corp. Pool #160034..........                8.50%   12/01/07       51,196       54,428
 Federal Home Loan Mortgage
  Corp. Pool #284343..........                8.00%   12/01/16        7,771        8,164
 Federal Home Loan Mortgage
  Corp. Pool #297505..........                8.00%   06/01/17       13,414       14,168
 Federal Home Loan Mortgage
  Corp. Pool #549837..........                8.00%   07/01/10      155,752      164,464
 Federal Home Loan Mortgage
  Corp. CMO Ser #1501G........                6.40%   05/15/18    2,300,000    2,309,278
 Federal National Mortgage
  Association Pool #131579....                6.50%   07/01/04       99,395       98,370
 Federal National Mortgage
  Association Pool #286087....                8.00%   06/01/24      621,522      646,577
 Federal National Mortgage
  Association 30/7 balloon
  Pool #303528................                6.00%   08/01/01    1,778,420    1,770,083
 Government National Mortgage
  Association TBA.............                7.00%   03/01/28   12,600,000   12,741,750
 Government National Mortgage
  Association Pool #136688....               10.00%   09/15/15       11,505       12,630

---------------
See Notes to Financial Statements.

                                 RATINGS
                               MOODY'S/S&P            MATURITY   PRINCIPAL      VALUE
         DESCRIPTION           (UNAUDITED)    RATE      DATE       AMOUNT      (NOTE 2)
         -----------           -----------   ------   --------   ----------   ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
 Government National Mortgage
  Association Pool #166744....               10.00%   07/15/16   $  256,519   $  281,609
 Government National Mortgage
  Association Pool #209480....               10.00%   07/15/17       77,955       85,580
 Government National Mortgage
  Association Pool #227082....               10.00%   08/15/17      110,288      121,075
                                                                              ----------
 Total U.S. Government Agency
  Obligations (Cost
  $18,129,845)................                                                18,308,176
                                                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
 Vendee Mortgage Trust, Series
  1998-1, Class 2, Interest
  Only Obligation (Cost
  $1,491,584).................               0.455%   02/15/28   65,265,322    1,492,814
                                                                              ----------
U.S. TREASURY OBLIGATIONS -- 33.8%
U.S. TREASURY NOTES -- 32.6%
 U.S. Treasury Note...........                6.00%   07/31/02    2,000,000    2,027,980
 U.S. Treasury Note...........                6.00%   08/15/00    3,000,000    3,059,063
 U.S. Treasury Note...........                7.00%   07/15/06    7,650,000    8,283,266
 U.S. Treasury Note...........                7.75%   01/31/00   12,000,000   12,466,638
 U.S. Treasury Note...........                6.25%   10/31/01    3,000,000    3,060,510
 U.S. Treasury Note...........                6.25%   02/15/03    9,300,000    9,548,124
 U.S. Treasury Note...........                6.25%   02/15/07    1,900,000    1,969,863
 U.S. Treasury Note...........                5.88%   09/30/02      500,000      504,540
                                                                              ----------
                                                                              40,919,984
                                                                              ----------
U.S. TREASURY STRIPS -- 1.3%
 US Treasury Principal Only
  Obligation..................                5.93%*  11/15/09    3,100,000    1,569,747
                                                                              ----------
 Total U.S. Treasury
  Obligations (Cost
  $41,949,890)................                                                42,489,731
                                                                              ----------

---------------
See Notes to Financial Statements.

                                                                             VALUE
                                                               SHARES       (NOTE 2)
                                                              ---------   ------------
TEMPORARY INVESTMENTS -- 10.2%
 Temporary Investment Cash Fund.............................  6,416,530   $  6,416,530
 Temporary Investment Fund..................................  6,416,530      6,416,530
                                                                          ------------
 Total Temporary Investments (Cost $12,833,060).............                12,833,060
                                                                          ------------
TOTAL INVESTMENTS -- 108.7% (COST $135,128,881)(a)..........               136,539,317
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.7%).............               (10,972,757)
                                                                          ------------
NET ASSETS -- 100.0%........................................              $125,566,560
                                                                          ============

---------------

Percentages indicated are based on net assets of $125,566,560.
(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...............................  $1,672,536
Unrealized depreciation...............................    (262,100)
                                                        ----------
Net unrealized appreciation...........................  $1,410,436
                                                        ==========

(ZCB) Zero Coupon Bond

* Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
February 28, 1998
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value (cost $534,988,967)....  $718,444,644
  Dividend Receivable.......................................     1,112,451
  Interest Receivable.......................................        49,102
  Receivable for investment securities sold.................       590,540
  Contribution receivable...................................     1,351,365
  Deferred organization costs...............................        10,435
  Prepaid expenses..........................................        19,203
                                                              ------------
Total Assets................................................   721,577,741
                                                              ------------
LIABILITIES
  Payable for investment securities purchased...............     1,357,368
  Withdrawal payable........................................     1,129,421
  Variation margin payable on futures contract..............         8,800
  Advisory fees payable.....................................       266,512
  Administration fees payable...............................        26,877
  Audit fees payable........................................        23,384
  Fund accounting fees and expense payable..................        15,620
  Custodian fees payable....................................         7,672
  Legal fees payable........................................        15,683
  Other accrued expenses....................................        72,805
                                                              ------------
Total Liabilities...........................................     2,924,142
                                                              ------------
NET ASSETS, FEBRUARY 28, 1998...............................  $718,653,599
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
February 28, 1998
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $135,128,881)...  $136,539,317
  Receivable for securities sold............................     8,226,906
  Contribution receivable...................................        30,165
  Interest receivable.......................................     1,299,764
  Deferred organization costs...............................        10,366
  Prepaid expenses..........................................         4,739
                                                              ------------
Total Assets................................................   146,111,257
                                                              ------------
LIABILITIES:
  Withdrawal payable........................................        46,857
  Payable for securities purchased..........................    20,409,214
  Advisory fees payable.....................................        12,286
  Audit fees payable........................................        28,312
  Fund accounting fees payable..............................         7,395
  Legal fees payable........................................         9,234
  Administration fees payable...............................         6,782
  Other accrued expenses....................................        24,617
                                                              ------------
Total Liabilities...........................................    20,544,697
                                                              ------------
NET ASSETS..................................................  $125,566,560
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the year ended February 28, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income...........................................  $  9,601,047
  Interest income...........................................       843,207
                                                              ------------
    Total income............................................    10,444,254
                                                              ------------
Expenses
  Advisory fees.............................................     3,362,041
  Administration fees.......................................       296,792
  Fund accounting fees and expenses.........................       251,346
  Audit fees................................................        19,948
  Custodian fees and expenses...............................        84,065
  Legal fees................................................        45,756
  Trustees' fees............................................        48,198
  Amortization of organization costs........................        13,870
  Other expenses............................................        22,035
                                                              ------------
    Total Expenses..........................................     4,144,051
Less: Fee waivers and expense reimbursements................      (279,641)
                                                              ------------
Total Net Expenses..........................................     3,864,410
                                                              ------------
NET INVESTMENT INCOME.......................................     6,579,844
                                                              ------------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions and future
    contracts...............................................    60,514,587
  Net change in unrealized appreciation on investments and
    futures.................................................   111,253,126
                                                              ------------
Net realized/unrealized gains on investments and futures....   171,767,713
                                                              ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $178,347,557
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the Year ended February 28, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest Income...........................................  $ 8,481,415
                                                              -----------
EXPENSES:
  Advisory fees.............................................      466,254
  Administration fees.......................................       69,900
  Fund accounting fees and expenses.........................      106,617
  Amortization of organization costs........................       13,870
  Audit fees................................................       30,586
  Legal fees................................................       13,877
  Directors fees............................................       19,305
  Other operating expenses..................................       20,874
                                                              -----------
    Total Expenses..........................................      741,283
Less: Fee waivers and reimbursements........................     (266,752)
                                                              -----------
Total Net Expenses..........................................      474,531
                                                              -----------
NET INVESTMENT INCOME.......................................    8,006,884
                                                              -----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS FROM MASTER
INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND
  PORTFOLIO:
  Net realized gains on investment transactions.............      128,505
  Net change in unrealized appreciation on investments......    2,039,776
                                                              -----------
  Net realized/unrealized gains on investments..............    2,168,281
                                                              -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $10,175,165
                                                              ===========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        YEAR ENDED      YEAR ENDED
                                                       FEBRUARY 28,    FEBRUARY 28,
                                                           1998            1997
                                                       ------------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............................  $  6,579,844    $  5,845,867
  Net realized gains on investment transactions and
    future contracts.................................    60,514,587      62,491,398
  Net change in unrealized appreciation on
    investments and futures..........................   111,253,126      26,358,970
                                                       ------------    ------------
Change in net assets resulting from operations.......   178,347,557      94,696,235
                                                       ------------    ------------
TRUST SHARE TRANSACTIONS:
  Contributions......................................   188,684,069     176,422,520
  Withdrawals........................................  (124,944,597)    (70,074,459)
                                                       ------------    ------------
Change in net assets from trust share transactions...    63,739,472     106,348,061
                                                       ------------    ------------
Change in net assets.................................   242,087,029     201,044,296
NET ASSETS
  Beginning of year..................................   476,566,570     275,522,274
                                                       ------------    ------------
  End of year........................................  $718,653,599    $476,566,570
                                                       ============    ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED
                                                          ---------------------------
                                                          FEBRUARY 28,   FEBRUARY 28,
                                                              1998           1997
                                                          ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................................  $ 8,006,884    $  5,575,868
  Net realized gain (loss) on investment transactions...      128,505        (535,492)
  Net change in unrealized appreciation/(depreciation)
    on investments......................................    2,039,776        (681,210)
                                                          ------------   ------------
  Change in net assets resulting from operations........   10,175,165       4,359,166
                                                          ------------   ------------
TRUST SHARE TRANSACTIONS:
  Contributions.........................................   46,344,058      94,643,822
  Withdrawals...........................................  (70,109,582)    (26,135,644)
                                                          ------------   ------------
Change in net assets resulting from trust share
  transactions..........................................  (23,765,524)     68,508,178
                                                          ------------   ------------
Change in net assets....................................  (13,590,359)     72,867,344
NET ASSETS
  Beginning of Year.....................................  139,156,919      66,289,575
                                                          ------------   ------------
  End of Year...........................................  $125,566,560   $139,156,919
                                                          ============   ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At February 28, 1998, the Trust consisted of two portfolios; the Blue Chip Portfolio (the "Blue Chip Portfolio") and Investment Grade Bond Portfolio (the "Bond Portfolio") (collectively the "Portfolios").

    The investment objective of the Blue Chip Portfolio is long term capital appreciation through investments in blue chip stocks. The investment objective of the Investment Grade Bond Portfolio is to obtain interest income and capital appreciation by investing in investment grade intermediate and longer term bonds, including corporate and Government fixed income obligations and mortgage backed securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, served as the Portfolio's investment adviser. Effective September 15, 1997, PFPC, a wholly owned subsidiary of PNC Bank Corp., serves as administrator for the Trust. The BISYS Group, Inc. through its wholly owned subsidiary, BISYS Fund Services, Limited Partnership ("BISYS") served as the Portfolio's administrator through September 15, 1997.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are

---------------
See Notes to Financial Statements.

primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FUTURES:

    A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date or to make or receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparts to meet the terms of their contracts. The summary of open financial futures contracts at February 28, 1998 is included in the Blue Chip Portfolio's Schedule of Investments which is included elsewhere in this report.

---------------
See Notes to Financial Statements.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolios will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolios will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolios have an Investment Advisory Agreement with Bank of America and had an Administration Agreement with PFPC. The Portfolio previously had an Administration Agreement with BISYS.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.50% from March 1, 1997 through June 22, 1997, and 0.30% from June 23, 1997 through February 28, 1998 of the average daily net assets of the Portfolios. For the year ended February 28, 1998, Bank of America waived $262,519, and $248,915 in fees as Adviser of the Blue Chip Portfolio and the Bond Portfolio.

    As Administrator, BISYS assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, PFPC is entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the year ended February 28, 1998,

---------------
See Notes to Financial Statements.

the administrators waived $17,122 and $17,837 in fees as Administrator of the Blue Chip Portfolio and Bond Portfolio.

    For services provided to the portfolios constituting the Trust, each Trustee receives an annual fee of $3,000 and a meeting fee of $500.

    For the year ended February 28, 1998, the Blue Chip Portfolio and Bond Portfolio incurred legal expenses of $45,756 and $13,877, which were earned by a law firm, a partner of which serves as Secretary of the Trust.

    Certain officers of the Trust are affiliated with PFPC. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the year ended February 28, 1998, each Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                                                        PURCHASES         SALES
                                                       ------------    ------------
Blue Chip Portfolio
  Common Stocks......................................  $482,735,581    $401,896,003
Bond Portfolio
  U.S. Government....................................  $ 65,048,060    $102,258,719
  Other..............................................   104,552,325      78,783,439
                                                       ------------    ------------
    Total............................................  $169,600,385    $181,042,158
                                                       ============    ============

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Investment Grade Bond Portfolio had the following concentrations by industry sector at February 28, 1998 (as a percentage of total investments):

Asset-Backed Securities.....................................   11.1
Corporate Bonds.............................................   21.7
Medium Term Notes...........................................   12.2
Temporary Investments.......................................    9.4
Collateralized Mortgage Obligations.........................    1.1
U.S. Government Agency Obligations..........................   13.4
U.S. Treasury Notes.........................................   31.1
                                                              -----
                                                              100.0%
                                                              =====

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                                                            YEAR ENDED
                             ------------------------------------------------------------------------
                             FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                 1998           1997           1996           1995          1994*
                             ------------   ------------   ------------   ------------   ------------
Ratio of expenses to
 average net assets........       0.65%          0.62%         0.31%          0.17%          0.27%**
Ratio of net investment
 income to average net
 assets....................       1.11%          1.62%         2.16%          2.30%          1.97%**
Ratio of expenses to
 average net assets(a).....       0.70%          0.90%         0.90%          0.97%          1.07%**
Ratio of net investment
 income to average net
 assets(a).................       1.06%          1.34%         1.57%          1.50%          1.17%**
Portfolio Turnover.........         67%            91%          108%            44%            86%
Average Commission rate
 paid(b)...................    $0.0530        $0.0530            --             --             --

---------------

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.
* For the period December 6, 1993 (commencement of operations) through February 28, 1994.
**  Annualized.

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                                  FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                    1998           1997           1996           1995          1994*
                                ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average
 net assets...................      0.35%          0.35%          0.18%          0.25%          0.41%**
Ratio of net investment income
 to average net assets........      5.99%          5.86%          6.47%          6.22%          4.93%**
Ratio of expenses to average
 net assets(a)................      0.55%          0.65%          0.68%          0.75%          0.91%**
Ratio of net investment income
 to average net assets(a).....      5.79%          5.56%          5.97%          5.72%          4.43%**
Portfolio Turnover............       127%            83%           172%           240%            32%

---------------

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
* For the period December 6, 1993 (commencement of operations) through February 28, 1994.
**  Annualized.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees
and Investors of
Master Investment Trust, Series I

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Master Investment Trust, Series I, Blue Chip Portfolio and Investment Grade Bond Portfolio (the "Portfolios") at February 28, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and their supplementary data for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
April 21, 1998